UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2006
Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
				[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Foyston, Gordon & Payne Inc.
Address: 1 Adelaide Street East, Suite 2600, Toronto, Ontario, Canada, M5C 2V9

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Drew Curry
Title: Compliance Officer
Phone: 416-848-1942 ext 286
Signature, Place and Date of Signing:

Drew Curry,	Toronto, Ontario, January 15, 2007

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other managers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	0
Form 13F Information Table Entry Total:		34
Form 13F Information Table Value Total:		$923,304 ( X 1000)



List of Other Included Managers:

No.	13F File Number	Name


                                                                  FORM 13F INFORMATION TABLE

        			TITLE				SHARES/
			OF 		          	VALUE 	PRN	 SH/	PUT/     INVSTMT    OTHER
 NAME OF ISSUER		CLASS	CUSIP	               (x$1000)	AMOUINT	 PRN	CALL    DSCRETN   MANAGERS  SOLE    SHARED    NONE

3M Co.			Com	88579Y101	56944	730712	SH				   SOLE
American Intl Group	Com	26874107	21398	298598	SH				   SOLE
American Power Conv	Com	29066107	4676	152850	SH				   SOLE
Bank of America Corp.	Com	60505104	52553	984328	SH				   SOLE
Career Education Corp.	Com	141665109	32250	1301436	SH				   SOLE
Check Point Software	Com	2181334 US	39002	1779271	SH				   SOLE
Chevron Corp.		Com	166764100	30182	410474	SH				   SOLE
Dell Inc.			Com	24702R101	17248	687458	SH				   SOLE
Diebold Inc		Com	253651103	17236	369867	SH				   SOLE
Dollar General Corp.	Com	256669102	35773	2227436	SH				   SOLE
Dollar Tree Stores		Com	256747106	12915	429062	SH				   SOLE
Fifth Third Bancorp		Com	316773100	32465	793184	SH				   SOLE
Fiserv Inc.		Com	337738108	46679	890478	SH				   SOLE
General Electric Co.		Com	369604103	31702	851970	SH				   SOLE
Glatfelter (P.H.) Co.		Com	377316104	18537	1195933	SH				   SOLE
H&R Block Inc.		Com	93671105	25516	1107451	SH				   SOLE
Health Mgmt Assc.Cl A	Com	421933102	45094	2136151	SH				   SOLE
Hubbell Inc. Cl B		Com	443510201	22177	490540	SH				   SOLE
Int'l Flavors & Frag		Com	459506101	24314	494582	SH				   SOLE
Intel Corp.		Com	458140100	34710	1714061	SH				   SOLE
Keycorp			Com	493267108	12954	340630	SH				   SOLE
Kimberly-Clark Corp.	Com	494368103	35035	515600	SH				   SOLE
Manpower Inc.		Com	56418H100	13380	178567	SH				   SOLE
Merck & Company Inc.	Com	589331107	40684	933126	SH				   SOLE
NBTY Inc.			Com	628782104	15749	378855	SH				   SOLE
National City Corp.		Com	635405103	28717	785476	SH				   SOLE
Pfizer Inc.		Com	717081103	70822	2734448	SH				   SOLE
Plantronics Inc.		Com	727493108	27228	1284329	SH				   SOLE
Quaker Chemical Corp.	Com	747316107	10848	491518	SH				   SOLE
RadioShack Corp.		Com	750438103	15190	905262	SH				   SOLE
Superior Industries Int'l	Com	868168105	5011	260040	SH				   SOLE
Timberland Co. Cl A		Com	887100105	18938	599680	SH				   SOLE
UnumProvident Corp.	Com	91529Y106	19012	914941	SH				   SOLE
Werner Enterprises Inc.	Com	950755108	13042	746097	SH				   SOLE

